Vista Outdoor Inc. - 10-Q Divestitures and Acquisitions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Business Acquisition [Line Items]
Divestitures and Acquisitions	Divestitures and Acquisitions
Divestitures
Subsequent to June 30, 2024, we executed an agreement to sell our wood pellet manufacturer company, Fiber Energy Products. The assets of this business represented a portion of our Revelyst Outdoor Performance reportable segment. The decision to divest this business triggered a quantitative impairment analysis as of June 30, 2024. We recorded a $6,336 fixed asset impairment during the first quarter of fiscal year 2025 to write down the carrying value of the Fiber Energy facilities and equipment to their fair value, which is included in selling, general, and administrative on our condensed consolidated statements of comprehensive income. The key assumption in the fair value analysis was the proposed purchase price as of June 30, 2024. This transaction does not meet the criteria for discontinued operations as it does not represent a strategic shift that will have a major effect on our ongoing operations.
On May 1, 2024, we completed the divestiture of the RCBS brand. The assets of this business represented a portion of our Revelyst Outdoor Performance reportable segment. During the three months ended June 30, 2024, we recognized a pretax gain on this divestiture of approximately $19,659, which is included in gain on divestiture on our condensed consolidated statements of comprehensive income. This transaction does not meet the criteria for discontinued operations as it does not represent a strategic shift that will have a major effect on our ongoing operations.
Acquisitions
During the fourth quarter of fiscal year 2024, we acquired PinSeeker, a leader in virtual network of golfers, allowing players to compete globally in real-time. The results of this business are reported within the Revelyst Precision Sports Technology reportable segment. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed a preliminary allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The preliminary fair values of acquired assets and liabilities assumed represent management’s estimate of fair value and are subject to change if additional information, such as post-close working capital adjustments becomes available. We expect to finalize the purchase price allocation as soon as practicable within the measurement period, but not later than one year following the acquisition date. The acquisition is not significant to our condensed consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.
Acquisitions
PinSeeker
During the fourth quarter of fiscal year 2024, we acquired PinSeeker, a leader in virtual network of golfers, allowing players to complete globally in real-time. The results of this business are reported within the Revelyst Precision Sports Technology reportable segment. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed a preliminary allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The preliminary fair values of acquired assets and liabilities assumed represent management’s estimate of fair value and are subject to change if additional information, such as post-close working capital adjustments becomes available. We expect to finalize the purchase price allocation as soon as practicable within the measurement period, but not later than one year following the acquisition date. The acquisition is not significant to our consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.
Simms Fishing
During the second quarter of fiscal year 2023, we acquired Simms Fishing Products ("Simms"), a premium fishing brand and leading manufacturer of waders, outerwear, footwear and technical apparel. The results of this business are reported within the Revelyst Outdoor Performance reportable segment. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed an allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. We finalized the purchase price allocation during the fourth quarter of fiscal year 2023, and no significant changes were recorded from the original estimation. The excess of the consideration transferred over the estimated fair value of the net assets received has been recorded as goodwill. The factors that contributed to the recognition of goodwill primarily relate to acquisition-driven anticipated cost savings and synergies. Assembled workforce is not recognized separate and apart from goodwill as it is neither separable nor contractual in nature. The acquisition is not significant to our consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.
Fox Racing
During the second quarter of fiscal year 2023, we acquired Fox (Parent) Holdings, Inc. (“Fox Racing”), a leader in motocross industry and a growing brand in the mountain bike category. We finalized the purchase price allocation during the fourth quarter of fiscal year 2023, and no significant changes were recorded from the original estimation. The results of this business are reported within the Revelyst Adventure Sports reportable segment.
Fox Racing purchase price allocation:

August 5, 2022
Cash consideration to the Seller	$564,134
Fair value of contingent consideration payable	11,400
Total estimated purchase consideration	$575,534
Fair value of assets acquired:
Accounts receivable	$39,174
Inventories	96,142
Intangible assets	255,200
Property, plant, and equipment	23,570
Operating lease assets	16,078
Other current assets	17,145
Other long-term assets	5,347
Total assets	452,656
Fair value of liabilities assumed:
Accounts payable	18,584
Long-term operating lease liabilities	11,971
Deferred income taxes	55,488
Other liabilities	39,292
Other long-term liabilities	41
Total liabilities	125,376
Net assets acquired	327,280
Goodwill	$248,254

	Value	Useful life (years)
Tradenames	$106,200	Indefinite
Customer relationships	149,000	5 to 15
Fox Racing supplemental pro forma data:
Fox Racing's net sales of $180,320 and net loss of $18,857 since the acquisition date, August 5, 2022, were included in our consolidated results for the fiscal year ended March 31, 2023, and are reflected in the Revelyst Adventure Sports reportable segment.
The following unaudited pro forma financial information presents our results as if the Fox Racing acquisition had occurred on April 1, 2021:

	Years ended March 31,
	2023	2022
Sales, net	$3,185,662	$3,344,338
Net income (loss)	(6,930)	433,199
The unaudited supplemental pro forma data above includes the following significant non-recurring adjustments to net income (loss) to account for certain costs which would have been incurred if the Fox Racing acquisition had been completed on April 1, 2021:

	Years ended March 31,
	2023	2022
Fees for advisory, legal, and accounting services(1)	$(6,064)	$6,064
Inventory step-up, net(2)	(7,544)	7,544
Interest(3)	10,627	30,406
Depreciation(4)	969	2,482
Amortization(5)	4,245	12,257
Management Fees(6)	(530)	(1,413)
Income tax provision (benefit)(7)	(910)	(13,260)
(1) During the fiscal year ended March 31, 2023, we incurred a total of $6,064 in acquisition related costs, including legal and other professional fees, all of which were reported in selling, general, and administrative expense in the consolidated statements of comprehensive income (loss). This adjustment is to show the results as if those fees were incurred during the first quarter of fiscal year 2022.
(2) Adjustment reflects the increased cost of goods sold expense resulting from the fair value step-up in inventory, which was expensed over inventory turns.
(3) Adjustment for the estimated interest expense and debt issuance amortization expense on $580,000 in borrowings from Vista's 2022 ABL Revolving Credit Facility and 2022 Term Loan, used to finance the acquisition of Fox Racing. The interest rate assumed for purposes of preparing this pro forma financial information is 5.58%. This rate is the weighted average interest rate for our borrowings under the 2022 ABL Revolving Credit Facility and 2022 Term Loan during the quarter of the acquisition.
(4) Adjustment for depreciation related to the revised fair-value basis of the acquired property, plant and equipment and change in estimated useful lives.
(5) Adjustment for amortization of acquired intangible assets.
(6) Represents an adjustment for management fees historically charged by the previous owner of Fox Racing under the terms of their management agreement.
(7) Income tax effect of the adjustments made at a blended federal, state, and international statutory rate adjusted for any non-deductible acquisition costs.
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or of our future consolidated results of operations. The pro forma financial information presented above has been derived from our historical consolidated financial statements and from the historical accounting records of Fox Racing.
Stone Glacier
During the fourth quarter of fiscal year 2022, we acquired Stone Glacier, a premium brand focused on ultralightweight, performance hunting gear designed for backcountry use. The addition of Stone Glacier allows us to enter the packs, camping equipment, and technical apparel categories with a fast-growing brand and provide a foundation for us to leverage camping category synergies. The results of this business are reported within the Revelyst Outdoor Performance reportable segment. Contingent consideration with an initial fair value of $9,939 was included in the purchase price. See Note 2, Fair Value of Financial Instruments, for information related to the fair value calculation. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed an allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. We finalized the purchase price allocation during the fourth quarter of fiscal year 2023, and no significant changes were recorded from the original estimation. The acquisition is not significant to our consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.
Fiber Energy
During the third quarter of fiscal year 2022, we acquired Fiber Energy Products, a leader in all-natural wood grilling pellets. The results of this business are reported within the Revelyst Outdoor Performance reportable segment. Contingent consideration with an initial fair value of $3,625 was included in the purchase price. See Note 2, Fair Value of Financial Instruments, for more information related to the fair value calculation. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed an allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The fair values of acquired assets and liabilities assumed represent management’s estimate of fair value. We finalized the purchase price allocation during the fourth quarter of fiscal year 2022. The acquisition is not significant to our consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.
Foresight Sports
During the third quarter of fiscal year 2022, we acquired Foresight Sports ("Foresight"), a leading designer and manufacturer of golf performance analysis, entertainment, and game enhancement technologies for approximately $470,772. The purchase agreement includes $5,599 related to employee retention payments, which will be accounted for separately from the business combination as post combination compensation expense. Contingent payments of up to $25,000 if certain net sales targets are met will also be accounted for separately from the business combination as post combination compensation expense. We used cash on hand and available liquidity under our 2021 ABL Revolving Credit Facility to complete the transaction. The results of this business are reported within the Revelyst Precision Sports Technology reportable segment.
Foresight's net sales of $61,173 and net income of $18,423 since the acquisition date, September 28, 2021, are included in our consolidated results for the fiscal year ended March 31, 2022, and are reflected in the Revelyst Precision Sports Technology reportable segment.
We accounted for the acquisition as a business combination using the acquisition method of accounting. The purchase price allocation below was allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. We finalized the purchase price allocation during the third quarter of fiscal year 2023, and no significant changes were recorded from the original estimation. The excess of the consideration transferred over the estimated fair value of the net assets received has been recorded as goodwill. The factors that contributed to the recognition of goodwill primarily relate to acquisition-driven anticipated cost savings and synergies. Assembled workforce is not recognized separate and apart from goodwill as it is neither separable nor contractual in nature. The goodwill is deductible for tax purposes.
Foresight purchase price allocation:

September 28, 2021
Total consideration transferred	$470,772
Fair value of assets acquired:
Accounts receivable	$2,806
Inventories	10,780
Intangible assets	131,500
Property, plant, and equipment	1,870
Operating lease assets	6,506
Other assets	2,006
Total assets	155,468
Fair value of liabilities assumed:
Accounts payable	6,177
Customer deposits	2,084
Long-term operating lease liabilities	5,961
Contract liabilities	2,992
Other liabilities	1,729
Other long-term liabilities	9,182
Total liabilities	28,125
Net assets acquired	127,343
Goodwill	$343,429

	Value	Useful life (years)
Tradenames	$42,500	20
Patented technology	19,900	5 to 10
Customer Relationships	69,100	5 to 15
Foresight supplemental pro forma data:
The following unaudited pro forma financial information presents our results as if the Foresight acquisition had been completed on April 1, 2020:

	Years ended March 31,
	2022	2021
Sales, net	$3,088,220	$2,296,413
Net income (loss)	515,345	268,547
The unaudited supplemental pro forma data above includes the following significant non-recurring adjustments to net income (loss):

	Years ended March 31,
	2022	2021
Fees for advisory, legal, and accounting services(1)	$(3,080)	$3,080
Inventory step-up, net(2)	(1,247)	$1,247
Interest(3)	2,203	6,565
Depreciation and amortization(4)(5)	4,961	8,122
Income tax provision(6)	3,520	5,520
(1) During the fiscal year ended March 31, 2022, we incurred a total of $3,080 in acquisition related costs, including legal and other professional fees, related to the acquisition, all of which were reported in selling, general, and administrative expense in the consolidated statements of comprehensive income (loss). This adjustment is to show the results as if those fees were incurred during the first quarter of fiscal 2021.
(2) Adjustment reflects the increased cost of goods sold expense resulting from the fair value step-up in inventory which was expensed in full during the third quarter of fiscal year 2022. This adjustment is to show the results as if that expense was incurred during the first quarter of fiscal 2021.
(3) Adjustment to reflect an increase in interest expense resulting from assumed advances to complete the transaction on our 2018 New Credit Facilities prior to March 31, 2021 and our 2021 ABL Revolving Credit Facility after March 31, 2021.
(4) Adjustment for depreciation related to the revised fair-value basis of the acquired property, plant and equipment and change in estimated useful lives.
(5) Adjustment for amortization of acquired intangible assets.
(6) Income tax effect of the adjustments made at a blended federal and state statutory rate including the impact of the valuation allowance.
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or of our future consolidated results of operations. The pro forma financial information presented above has been derived from our historical consolidated financial statements and from the historical accounting records of Foresight.
QuietKat
During the first quarter of fiscal year 2022, we acquired QuietKat, an electric bicycle company that specializes in designing, manufacturing, and marketing rugged, all-terrain eBikes. The results of this business are reported within the Revelyst Adventure Sports reportable segment. We accounted for the acquisition as a business combination using the acquisition method of accounting and performed an allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. We finalized the purchase price allocation during the first quarter of fiscal year 2023 and no significant changes were recorded from the original estimation. Contingent consideration with an initial fair value of $22,400 was included in the purchase price. See Note 2, Fair Value of Financial Instruments, for information related to the fair value calculation. In addition to the consideration we paid at closing, $13,000 was paid to key members of QuietKat management and is considered compensation that will be expensed over approximately three years, provided the key members continue their employment with us through the respective milestone dates. The acquisition is not significant to our consolidated financial statements and as such we have not included disclosures of the allocation of the purchase price or any pro forma information.